10. GOING PUBLIC DELAY FEE (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Going Public Delay Fee Details Narrative
Penalty for going public delay	$ 364,000	$ 364,000	$ 729,000	$ 101,000